Financial Income (Expenses), Net (Tables)	12 Months Ended
Dec. 31, 2024
Financial Income (Expenses), Net [Abstract]
Schedule of Financial Income (Expenses), Net
	Year Ended December 31
	2024	2023	2022
	U.S. dollars in thousands
Foreign currency exchange differences	(660)	(1,078)	(4,377)
Realized and unrealized losses on derivative instruments	(609)	-	-
Interest income on short-term deposits	6,121	6,669	2,298
Other	(57)	46	309
Total financial income (expenses), net	4,795	5,637	(1,770)